REVENUE - By Service Line (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Revenue	$ 479	$ 416	$ 940	$ 815
Gas Transmission
Disclosure of operating segments [line items]
Revenue	343	272	663	530
Distribution
Disclosure of operating segments [line items]
Revenue	86	92	177	196
Connections
Disclosure of operating segments [line items]
Revenue	45	45	85	78
Other
Disclosure of operating segments [line items]
Revenue	$ 5	$ 7	$ 15	$ 11